Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 4,020	¥ 27,638	¥ 11,084
Restricted cash	318	2,189	252
Short-term investments	16,235	111,626	89,381
Other invested securities	0	0	18,350
Accounts receivable, net of allowance of RMB316 and RMB599 (US$87) for 2017 and 2018, respectively	875	6,015	4,571
Loans and interest receivable, current portion net of allowances of RMB660 and RMB nil (US$ nil) for 2017 and 2018, respectively	0	0	23,938
Amounts due from related parties	114	785	168
Other current assets, net	995	6,841	3,425
Total current assets	22,557	155,094	151,169
Non-current assets:
Fixed assets, net	2,604	17,903	12,475
Intangible assets, net	1,335	9,181	5,467
Goodwill	2,696	18,536	15,806
Long-term investments, net	11,702	80,454	56,283
Deferred tax assets, net	338	2,324	1,532
Loans and interest receivable, non-current portion net of allowances of RMB104 and RMB nil (US$ nil) for 2017 and 2018, respectively	0	0	3,467
Amounts due from related parties	625	4,297	9
Other non-current assets	1,422	9,777	5,520
Total non-current assets	20,722	142,472	100,559
Total assets	43,279	297,566	251,728
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB18,775 and RMB19,851 (US$2,887) as of December 31, 2017 and 2018, respectively):
Short-term loans	443	3,046	1,244
Accounts payable and accrued liabilities	5,147	35,381	27,523
Amounts due to the third-party investors	0	0	38,486
Customer advances and deposits	1,067	7,338	6,785
Deferred revenue	274	1,883	788
Deferred income	76	523	568
Long-term loans, current portion	12	84	10
Notes payable, current portion	999	6,871	6,500
Amounts due to related parties	251	1,727	153
Total current liabilities	8,269	56,853	82,057
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,151 and RMB11,790 (US$1,715) as of December 31, 2017 and 2018, respectively):
Deferred revenue	190	1,309	0
Deferred income	8	54	73
Long-term loans	1,084	7,456	6,701
Notes payable	6,216	42,735	29,111
Convertible senior notes	685	4,712	0
Deferred tax liabilities	596	4,099	3,375
Amounts due to related parties	634	4,360	0
Other non-current liabilities	34	236	39
Total non-current liabilities	9,447	64,961	39,299
Total liabilities	17,716	121,814	121,356
Commitments and contingencies
Redeemable noncontrolling interests	104	716	11,022
Equity
Additional paid-in capital	4,864	33,441	12,088
Retained earnings	18,798	129,246	102,328
Accumulated other comprehensive income	31	210	930
Total Baidu, Inc. shareholders' equity	23,693	162,897	115,346
Noncontrolling interests	1,766	12,139	4,004
Total equity	25,459	175,036	119,350
Total liabilities, redeemable noncontrolling interests and equity	43,279	297,566	251,728
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 0	¥ 0	¥ 0